Subsequent Events - Additional Information (Detail) $ in Thousands			1 Months Ended
	Mar. 20, 2026 USD ($)	Jan. 09, 2026 USD ($)	Dec. 31, 2025 USD ($) m² Dormitory	Mar. 31, 2026 USD ($)
Subsequent Event
Subsequent Event [Line Items]
Debt Instrument, Periodic Payment, Principal		$ 3,000
Debt Instrument, Periodic Payment, Interest		950
Debt instrument, periodic payment	$ 17,100
Expenses On Payment Of Debt Instrument		$ 950
Master Lease Agreement [Member] | Shenzhen Anju Leyu Development & Construction Co., Ltd. [Member]
Subsequent Event [Line Items]
Number of dormitory units | Dormitory			456
Lease agreement term			6 years
Area of rentable property | m²			24,000
Nam Tai Technology Center [Member]
Subsequent Event [Line Items]
Assets at carrying value			$ 43,000
Dongguan Longxi Project [Member] | Subsequent Event
Subsequent Event [Line Items]
Principal related to mortgage guarantees				$ 1,800
Accrued interest related to mortgage guarantees				2,400
Principal and accrued interest related to mortgage guarantees				$ 600